Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE

9.	EARNINGS PER SHARE
Basic and diluted earnings per share are calculated by dividing net income attributable to Willis Towers Watson by the average number of shares outstanding during each period. The computation of diluted earnings per share reflects the potential dilution that could occur if dilutive securities and other contracts to issue shares were exercised or converted into shares or resulted in the issue of shares that then shared in the net income of the Company.
In periods where losses are reported the weighted average shares outstanding excludes potentially issuable shares described above, because their inclusion would be anti-dilutive.
For the year ended December 31, 2015, time-based and performance-based options to purchase 1.6 million and 0.6 million shares (2014: 2.1 million and 1.4 million; 2013: 3.0 million and 2.0 million), respectively, and 1.3 million restricted stock units (2014: 1.3 million; 2013: 1.1 million) were outstanding.
Basic and diluted earnings per share are as follows:

	Years ended December 31,
	2015	2014	2013
	(millions, except per share data)
Net income attributable to Willis Towers Watson	$373	$362	$365
Basic weighted average number of shares outstanding (i)	68	67	66
Dilutive effect of potentially issuable shares (i)	1	1	2
Diluted weighted average number of shares outstanding (i)	69	68	68
Basic earnings per share:
Net income attributable to Willis Towers Watson shareholders (i)	$5.49	$5.40	$5.53
Dilutive effect of potentially issuable shares (i)	(0.08)	(0.08)	(0.16)
Diluted earnings per share:
Net income attributable to Willis Towers Watson shareholders (i)	$5.41	$5.32	$5.37

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(i)	The number of shares outstanding and per share data have been retroactively adjusted to reflect the reverse stock split on January 4, 2016. See Note 31 - Subsequent Events for further details.
Options to purchase 0.6 million shares and 0.5 million restricted stock units for the year ended December 31, 2015, were not included in the computation of the dilutive effect of stock options because the effect was antidilutive (2014: 0.9 million shares and 0.6 million restricted stock units; 2013: 0.8 million shares and 0.5 million restricted stock units).